Related party transactions: (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [abstract]
Salaries, fees and short-term benefits	$ 1,463,106	$ 839,735	$ 914,062
Termination benefits	0	221,624	0
Share-based payments	139,189	145,398	107,554
Total	$ 1,602,295	$ 1,206,757	$ 1,021,616